RISK MANAGEMENT - Disclosure of Maturity Profile for Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Borrowings and interest	$ 122,325	$ 118,636	$ 90,273	$ 22,931
Lease liability	4,126	4,787	$ 5,293	$ 5,032
Liquidity Risk
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	27,966	43,304
Contingent consideration	149	149
Borrowings and interest	140,257	141,201
Lease liability	4,675	5,495
Trade and other payables	10,433	11,022
Financial liabilities	183,480	201,171
Derivative financial instrument	(1,042)	550
Liquidity Risk | Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	65,372	74,648
Inflow	(66,414)	(74,098)
Liquidity Risk | Less than 1 year
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	27,966	5,005
Contingent consideration	0	0
Borrowings and interest	19,798	19,629
Lease liability	1,397	1,494
Trade and other payables	10,433	9,902
Financial liabilities	59,594	36,030
Derivative financial instrument	(927)	(642)
Liquidity Risk | Less than 1 year | Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	13,891	14,566
Inflow	(14,818)	(15,208)
Liquidity Risk | Between 1 and 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	0	38,299
Contingent consideration	149	0
Borrowings and interest	120,459	18,842
Lease liability	1,218	1,428
Trade and other payables	0	1,120
Financial liabilities	121,826	59,689
Derivative financial instrument	(115)	(386)
Liquidity Risk | Between 1 and 2 years | Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	51,481	14,035
Inflow	(51,596)	(14,421)
Liquidity Risk | More than 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	0	0
Contingent consideration	0	149
Borrowings and interest	0	102,730
Lease liability	2,060	2,573
Trade and other payables	0	0
Financial liabilities	2,060	105,452
Derivative financial instrument	0	1,578
Liquidity Risk | More than 2 years | Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	0	46,047
Inflow	$ 0	$ (44,469)